Income Taxes (Reconciliation of Unrecognized Tax Benefits on Domestic and Foreign Tax Positions) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation for unrecognized tax benefits on the Company's domestic and foreign tax positions
Gross unrecognized tax benefits at beginning of year	$ 74	$ 61	$ 27
Increases for:
Tax positions related to the current year	12	13	16
Tax positions related to prior years	2	2	24
Decreases for:
Tax positions related to prior years	(13)	0	0
Settlements	(1)	(1)	(2)
Lapse of the applicable statute of limitations	0	(1)	(4)
Gross unrecognized tax benefits at end of year	74	74	61
Adjustments to reflect tax treaties and other arrangements	(5)	(5)	(7)
Net unrecognized tax benefits at end of year	$ 69	$ 69	$ 54